As filed pursuant to Rule 497
under the Securities Act of 1933
Registration No. 333-08859 and 811-7727

ANCHOR NATIONAL LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT FIVE

SUPPLEMENT TO THE
SEASONS SELECT II SEASONS REWARDS VARIABLE ANNUITY
PROSPECTUS DATED OCTOBER 1, 2001

The following section supplements page12 of the prospectus and is inserted above the 90 Day Window section:

Current Enhancement Levels

The Enhancement Levels and Upfront Payment Enhancement Rate applicable to all purchase payments received after April 1, 2002, are as follows:

	Upfront Payment	Deferred Payment	Deferred Payment
Enhancement Level	Enhancement Rate	Enhancement Rate	Enhancement Date

Under $500,000	5%	0%	N/A

$500,000 – more	6%	0%	N/A

Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. We are currently not offering a Deferred Payment Enhancement Rate. Future Deferred Payment Enhancement Rates may increase or stay the same; there is no minimum Deferred Payment Enhancement Rate. The number of years before which you may receive any applicable future Deferred Payment Enhancement may change as well.

Date: April 1, 2002

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

ANCHOR NATIONAL LIFE INSURANCE COMPANY
VARIABLE ANNUITY ACCOUNT FIVE

SUPPLEMENT TO THE
SEASONS SELECT II SEASONS REWARDS VARIABLE ANNUITY
PROSPECTUS DATED OCTOBER 1, 2001

The following section supplements page14 of the prospectus and is inserted above the 90 Day Window section:

Current Enhancement Levels

The Enhancement Levels and Upfront Payment Enhancement Rate applicable to all purchase payments received after April 1, 2002, are as follows:

	Upfront Payment	Deferred Payment	Deferred Payment
Enhancement Level	Enhancement Rate	Enhancement Rate	Enhancement Date

Under $500,000	5%	0%	N/A

$500,000 – more	6%	0%	N/A

Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. We are currently not offering a Deferred Payment Enhancement Rate. Future Deferred Payment Enhancement Rates may increase or stay the same; there is no minimum Deferred Payment Enhancement Rate. The number of years before which you may receive any applicable future Deferred Payment Enhancement may change as well.

Date: April 1, 2002

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS